LIMITED PARTNERS' EQUITY - Composition of Distributions (Details) - LP Units - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 370	$ 355
Brookfield
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	116	110
Public Shareholders
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 254	$ 245